Supplemental Financial Statement Information - Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Cash	$ 190.8	$ 264.4
Other short-term investments	300.0	117.6
Total cash and cash equivalents	$ 490.8	$ 382.0	$ 141.6	$ 229.6